Structured entities - Nature and risks associated with interests in unconsolidated structured entities (Details) $ in Millions	Dec. 31, 2022 USD ($) entity	Dec. 31, 2021 USD ($) entity	Dec. 31, 2020 USD ($)
Disclosure of unconsolidated structured entities [line items]
Trading assets	$ 218,093	$ 248,842
– financial assets designated and otherwise mandatorily measured at fair value	45,063	49,804
– loans and advances to customers	924,854	1,045,814	$ 1,037,987
– financial investments	15,752	15,283
– other liabilities	$ 20,177	$ 22,430
Total
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	3,497	3,570
Total assets in relation to HSBC’s interests in the unconsolidated structured entities	$ 35,500	$ 38,000
Trading assets	500	2,700
– financial assets designated and otherwise mandatorily measured at fair value	28,400	25,500
– loans and advances to customers	4,900	7,900
– financial investments	1,000	1,200
– other assets	700	700
Total liabilities in relation to HSBC’s interests in the unconsolidated structured entities	400	400
– other liabilities	400	400
Other off-balance sheet commitments	8,100	6,800
HSBC's maximum exposure	$ 43,200	$ 44,400
Total | 0–500
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	1,785	1,835
Total | 500–2,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	1,043	1,041
Total | 2,000–5,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	416	468
Total | 5,000–25,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	224	211
Total | 25,000+
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	29	15
Securitisations
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	93	107
Total assets in relation to HSBC’s interests in the unconsolidated structured entities	$ 2,500	$ 4,800
Trading assets	0	0
– financial assets designated and otherwise mandatorily measured at fair value	0	0
– loans and advances to customers	2,500	4,800
– financial investments	0	0
– other assets	0	0
Total liabilities in relation to HSBC’s interests in the unconsolidated structured entities	0	0
– other liabilities	0	0
Other off-balance sheet commitments	200	100
HSBC's maximum exposure	$ 2,700	$ 4,900
Securitisations | 0–500
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	85	96
Securitisations | 500–2,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	8	11
Securitisations | 2,000–5,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	0	0
Securitisations | 5,000–25,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	0	0
Securitisations | 25,000+
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	0	0
HSBC managed funds
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	491	461
Total assets in relation to HSBC’s interests in the unconsolidated structured entities	$ 10,700	$ 10,800
Trading assets	400	200
– financial assets designated and otherwise mandatorily measured at fair value	9,700	10,000
– loans and advances to customers	0	0
– financial investments	600	600
– other assets	0	0
Total liabilities in relation to HSBC’s interests in the unconsolidated structured entities	0	0
– other liabilities	0	0
Other off-balance sheet commitments	1,500	900
HSBC's maximum exposure	$ 12,200	$ 11,700
HSBC managed funds | 0–500
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	338	294
HSBC managed funds | 500–2,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	102	116
HSBC managed funds | 2,000–5,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	28	33
HSBC managed funds | 5,000–25,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	18	14
HSBC managed funds | 25,000+
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	5	4
Non-HSBC managed funds
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	2,868	2,962
Total assets in relation to HSBC’s interests in the unconsolidated structured entities	$ 19,700	$ 18,600
Trading assets	100	2,400
– financial assets designated and otherwise mandatorily measured at fair value	18,700	15,500
– loans and advances to customers	500	100
– financial investments	400	600
– other assets	0	0
Total liabilities in relation to HSBC’s interests in the unconsolidated structured entities	0	0
– other liabilities	0	0
Other off-balance sheet commitments	4,600	4,600
HSBC's maximum exposure	$ 24,300	$ 23,200
Non-HSBC managed funds | 0–500
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	1,321	1,408
Non-HSBC managed funds | 500–2,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	929	911
Non-HSBC managed funds | 2,000–5,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	388	435
Non-HSBC managed funds | 5,000–25,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	206	197
Non-HSBC managed funds | 25,000+
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	24	11
Other
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	45	40
Total assets in relation to HSBC’s interests in the unconsolidated structured entities	$ 2,600	$ 3,800
Trading assets	0	100
– financial assets designated and otherwise mandatorily measured at fair value	0	0
– loans and advances to customers	1,900	3,000
– financial investments	0	0
– other assets	700	700
Total liabilities in relation to HSBC’s interests in the unconsolidated structured entities	400	400
– other liabilities	400	400
Other off-balance sheet commitments	1,800	1,200
HSBC's maximum exposure	$ 4,000	$ 4,600
Other | 0–500
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	41	37
Other | 500–2,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	4	3
Other | 2,000–5,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	0	0
Other | 5,000–25,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	0	0
Other | 25,000+
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	0	0